Introduction, basis of presentation of the interim condensed consolidated financial statements and other information (Policies)	6 Months Ended
Jun. 30, 2024
Disclosure of reclassifications or changes in presentation [abstract]
Basis of presentation of the interim financial statements	Basis of presentation of the interim financial statements
Under Regulation (EC) n.º 1606/2002 of the European Parliament and of the Council of 19 July 2002 all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after 1 January, 2005 in conformity with the International Financial Reporting Standards ('IFRS') previously adopted by the European Union ('EU-IFRS'). In order to adapt the accounting system of Spanish credit institutions with the principles and criteria established by the IFRS adopted by the European Union ('EU-IFRS'), the Bank of Spain published circular 4/2017, dated 27 November 2017, and subsequent changes, on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
The consolidated annual accounts for 2023 were authorised at the board of directors meeting on 19 February 2024 in compliance with International Financial Reporting Standards as adopted by the European Union, taking into account Bank of Spain Circular 4/2017, and subsequent modifications, using the basis of consolidation, accounting policies and measurement bases described in Note 2 to the aforementioned consolidated annual accounts and, accordingly, they presented fairly Grupo Santander’s consolidated equity and consolidated financial position at 31 December 2023 and the consolidated results of its operations, and the consolidated cash flows in 2022. The aforementioned consolidated annual accounts, which are included in Grupo Santander’s Form 20-F filed with the U.S. Securities and Exchange Commission on 21 February 2024, and these interim financial statements are also in compliance with International Financial Reporting Standards as issued by the International Accounting Standards Board ('IFRS-IASB', and together with EU-IFRS, 'IFRS').
These interim financial statements were prepared and are presented in accordance with International Accounting Standard (IAS 34), Interim Financial Reporting, for the preparation of interim financial statements in accordance with the provisions of article 12 of Royal Decree 1362/2007 taking into account the requirements of Circular 3/2018, of June 28, of the Securities and Exchange Commission (CNMV). These interim financial statements will be included in the Half-Yearly Financial Information corresponding to the first half of 2024 that the Group presents in accordance with the aforementioned Circular 3/2018.
In accordance with IAS 34, the interim financial statements are intended only to provide an update on the content of the latest consolidated annual accounts authorised for issue, focusing on new activities, events and circumstances occurring during the first six months, and does not duplicate information previously reported in the latest consolidated annual accounts. Consequently, these interim financial statements do not include all the information that would be required for a complete set of consolidated annual accounts prepared in accordance with IFRS and, accordingly, for a proper comprehension of the information included in these interim financial statements, they should be read together with Grupo Santander’s consolidated annual accounts for the year ended 31 December 2023.
Grupo Santander policies include presenting the interim financial statements for its use in the different markets using the Euro as its presentation currency. The amounts held in other currencies and the balances of entities whose functional currency is not the Euro, have been translated to the presentation currency in accordance with the criteria indicated in Note 2.a to the consolidated annual accounts for 2023. As indicated in that note, for practical reasons, the balance sheet amount has been converted to the closing exchange rate, the equity to the historical type, and the income and expenses have been converted by applying the average exchange rate of the period; the application of such exchange rate or that corresponding to the date of each transaction does not lead to significant differences in the interim financial statements of Grupo Santander.
The accounting policies and methods used in preparing these interim financial statements are the same as those applied in the consolidated annual accounts for 2023 taking into account the standards and interpretations with effective application date during the first six months of 2024, which are detailed below:
•Amendment to IFRS 16 Lease Liability in a Sale and Leaseback requires a seller-lessee to subsequently measure lease liabilities arising from a leaseback without recognising any amount of the gain or loss that relates to the right of use retained. This new requirement does not prevent a seller-lessee from recognising in profit or loss any gain or loss relating to the partial or full termination of a lease. Applicable, retrospectively, from 1 January 2024.
•Classification of Liabilities, amendments to IAS 1 Presentation of Financial Statements, considering non-current liabilities those in which the entity has the possibility of deferring payment for more than 12 months from the closing date of the reporting period.
Likewise, an additional amendment to IAS 1 on the classification of liabilities with covenants as current or non-current has been approved, specifying that covenants that must be complied with after the reporting date do not affect the classification of liabilities and require additionally their respective breakdowns.
They should be applied retrospectively in accordance with the normal requirements of IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Applicable from 1 January 2024.
•IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Additional disclosures are required for companies entering into supplier financing arrangements. The objective of the new disclosures is to provide information on Supplier Finance Arrangements (SFA) that allows investors to evaluate the effects on an entity's liabilities, cash flows and liquidity risk exposure (effective from 1 January 2024).
The aforementioned accounting standards and modifications have not had a significant effect on Grupo Santander’s financial statements, except for what was disclosed before.
All accounting policies and measurement bases with a material effect on the interim financial statements for 30 June 2024 were applied in their preparation.
By the time of the preparation of these interim financial statements, there are no standards pending adoption by the European Union for the current exercise by the IASB with an effective date of 1 January 2024.

Use of critical estimates	Use of critical estimates
The consolidated results and the determination of the consolidated equity are sensitive to the accounting principles and policies, valuation criteria and estimates used by the directors of Banco Santander in preparing the interim financial statements. The main accounting principles, policies, and valuation criteria are indicated in Note 2 of the consolidated annual accounts of the year 2023, except for those indicated in these interim financial statements due to the accounting standards and modifications that have come into effect during the first six months of the year 2024.
The interim financial statements contain estimates made by the senior management of Banco Santander and of the consolidated entities in order to quantify certain of the assets, liabilities, income, expenses and obligations reported in the consolidated entities. These estimates, which were made on the basis of the best information available, relate mainly to the following:
•The income tax expense, which is recognised in interim periods based on the best estimate of the weighted average tax rate expected by Grupo Santander for the full financial year;
•The impairment losses on certain assets – financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments in subsidiaries, joint ventures and associates, tangible assets and intangible assets;
•The assumptions used in the calculation of the post-employment benefit liabilities and commitments and other obligations;
•The useful life of the tangible and intangible assets;
•The measurement of goodwill impairment arising on consolidation;
•The calculation of provisions and the consideration of contingent liabilities;
•The fair value of certain unquoted assets and liabilities;
•The recoverability of deferred tax assets; and
•The fair value of the identifiable assets acquired and the liabilities assumed in business combinations in accordance with IFRS 3.
To update the previous estimates, the Group's management has taken into account the current macroeconomic scenario resulting from the complex geopolitical situation, the levels of inflation and interest rates, as well as the resilience of the labour market being a priority monitoring focus due to the potential uncertainty generated in the Group's estimates.
The Group's management has evaluated in particular the uncertainties caused by the current environment in relation to credit, liquidity and market risks, taking into account the best available information, to estimate the impact on the credit portfolio's impairment provision, and in the debt instruments' interest rates and valuation.
In addition, the Group has applied in the interim financial statements a new theoretical exchange rate for the Argentine peso (1,499 pesos on 30 June 2024). This decision is due to the significant divergence that has been observed between the official exchange rate and other macroeconomic magnitudes, mainly inflation. The new theoretical exchange rate also reflects the implicit exchange rate observed in certain transactions ordered between market participants under the prevailing economic conditions, such as the repatriation of dividends from businesses in Argentina. This matter has not had a material impact in the Group’s interim financial statements.
During the six-month period ended 30 June 2024, there have been no additional significant changes in the estimates made at the end of 2023, other than those indicated in these interim financial statements.

Contingent assets and liabilities	Contingent assets and liabilities
Note 25 to Grupo Santander's consolidated annual accounts for the year ended 31 December 2023 includes information on the contingent assets and liabilities at that date. There were no significant changes in Grupo Santander's contingent assets and liabilities from 31 December 2023 to the date of formal preparation of these interim financial statements.